BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Schedule of Borrowings by Nature

		At December 31,
		2021							2020
(in millions of Euros)		Nominal Value in Currency		Nominal rate	Nominal Value in Euros	(Arrange-ment fees)	Accrued interests	Carrying value	Carrying value
Secured Pan-U.S. ABL (due 2026) (A)			$—	Floating	—	—	—	—	—
Secured U.S. DDTL (expired in 2021) (A)			$—	Floating	—	—	—	—	—
Secured PGE French Facility (due 2022) (B)			€180	Floating	180	—	—	180	180
Secured German Facility (expired in 2021) (C)			€—	2.000%	—	—	—	—	—
Secured Inventory Facility (due 2023) (D)			€—	Floating	—	—	—	—	—
Senior Unsecured Notes (E)
Issued May 2014 and	due 2024 (G)		$400	5.750%	—	—	—	—	325
Issued February 2017 and	due 2025 (F)		$650	6.625%	—	—	—	—	534
Issued November 2017 and	due 2026 (H)		$300	5.875%	265	(3)	6	268	411
Issued November 2017 and	due 2026		€400	4.250%	400	(4)	6	402	401
Issued June 2020 and	due 2028		$325	5.625%	287	(4)	1	284	260
Issued February 2021 and	due 2029 (F)		$500	3.750%	441	(7)	4	438	—
Issued June 2021 and	due 2029 (G)		€300	3.125%	300	(5)	5	300	—
Unsecured Revolving Credit Facility (expired in 2021) (I)			€—	Floating	—	—	—	—	—
Unsecured Swiss Facility (due 2025)		CHF	15	1.175%	14	—	—	14	18
Unsecured German Facility (expired in 2021) (C)			€—	2.120%	—	—	—	—	—
Lease liabilities					182	—	1	183	195
Other loans (J)					59	—	1	60	67
Total Borrowings					2,128	(23)	24	2,129	2,391
Of which non-current								1,871	2,299
Of which current								258	92
(A)In April 2021, the Pan-U.S. ABL facility maturity date was extended to April 2026 and the Delayed-Draw Term Loan (the “U.S. DDTL”) expired.
(B)The initial maturity date of the PGE was May 2021 with an option for Constellium to extend for up to 5 years. In May 2021, the maturity date was extended to May 2022.
(C)In July 2021, the two German facilities were not drawn and consequently expired in accordance with their contractual terms.
(D)In February 2021, the Secured Inventory Facility maturity date was extended to April 2023.
(E)The Senior Unsecured Notes were issued by Constellium SE and are guaranteed by certain subsidiaries.
(F)In February 2021, Constellium SE issued $500 million Sustainability-Linked Senior Notes due 2029 and bearing an interest rate of 3.750%. Deferred arrangement fees were €7 million. Constellium has established two sustainability performance targets (greenhouse gas emissions intensity and recycled metal input). If Constellium does not satisfy the first target for the year ended December 31, 2025, the interest rate will be increased by 0.125% starting April 15, 2026. If Constellium does not satisfy the second target for the year ended December 31, 2026, the interest rate will be increased by 0.125% starting April 15, 2027 (in addition to any increase arising from failure to meet the first target). The net proceeds from the issuance were used to tender and redeem the $650 million 6.625% Senior Notes due 2025.
(G)In June 2021, Constellium SE issued €300 million Sustainability-Linked Senior Notes due 2029 and bearing an interest rate of 3.125%. Deferred arrangement fees were €6 million. Constellium has established two sustainability performance targets (greenhouse gas emissions intensity and recycled metal input). If Constellium does not satisfy the first target for the year ended December 31, 2025, the interest rate will be increased by 0.125%, starting July 15, 2026. If Constellium does not satisfy the second target for the year ended December 31, 2026, the interest rate will be increased by 0.125%, starting July 15, 2027 (in addition to any increase arising from failure to meet the first target). The net proceeds from the issuance were used to redeem the $400 million 5.750% Senior Notes due 2024.
(H)In November 2021, Constellium SE partially redeemed $200 million out of the $500 million outstanding aggregate principal amount of the 5.875% Senior Notes due 2026.
(I)The Unsecured Revolving Credit Facility of one of our French entities was provided by Bpifrance Financement, a related party, and expired on December 31, 2021 in accordance with its contractual terms.
(J)At December 31, 2021, Other loans included €41 million of financial liabilities relating to the sale and leaseback of assets that were considered to be financing arrangements in substance.
Schedule of Movement in Borrowings

	At December 31,
(in millions of Euros)	2021	2020
At January 1,	2,391	2,361
Cash flows
Proceeds from issuance of Senior Notes (A)	712	290
Repayment of Senior Notes (A)	(1,041)	(200)
Repayment of U.S. revolving credit facilities	—	(129)
Proceeds from other borrowings	—	202
Repayments of other borrowings	(16)	(10)
Lease repayments	(32)	(35)
Payment of deferred financing costs	(13)	(6)
Non-cash changes
Movement in accrued interest	(11)	(1)
Changes in leases and other loans	18	62
Deferred arrangement fees	16	5
Effects of changes in foreign exchange rates	105	(148)
At December 31,	2,129	2,391
(A)In February 2021, Constellium SE issued $500 million 3.750% Sustainability-Linked Senior Notes (€412 million converted at the issuance date exchange rate) and used the proceeds to redeem the $650 million 6.625% Senior Notes due 2025 (€536 million converted at the redemption date exchange rate).
In June 2021, Constellium SE issued €300 million 3.125% Sustainability-Linked Senior Notes and used the proceeds to redeem the $400 million 5.750% Senior Notes due 2024 (€328 million converted at the redemption date exchange rate).
In November 2021, Constellium SE partially redeemed $200 million (€177 million converted at the repayment date exchange rate) of the $500 million outstanding aggregate principal amount of the 5.875% Senior Notes due 2026.
In June 2020, Constellium SE issued $325 million of 5.625% Senior Notes due 2028 (€290 million converted at the issuance date exchange rate). A portion of the net proceeds from the issuance was used to redeem the remaining €200 million outstanding aggregate principal amount of the 4.625% Senior Notes due 2021.

Schedule of Currency Concentration of Total Borrowings

	At December 31,
(in millions of Euros)	2021	2020
U.S. Dollar	1,055	1,602
Euro	1,048	757
Other currencies	26	32
Total borrowings	2,129	2,391